Income taxes - DTA and DTL (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-capital loss
Deferred income tax liabilities, net	$ 86.0	$ 46.4	$ 75.6
Share issue and debt issue costs deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	(0.6)	0.3
Royalty stream and working interests deferred income tax assets
Non-capital loss
Net deferred tax assets	44.0	44.1
Royalty stream and working interests deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	133.1	89.6
Non-capital loss carry-forwards deferred income tax assets
Non-capital loss
Net deferred tax assets	6.2	0.6
Non-capital loss carry-forwards deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	(3.6)	(3.9)
Investments deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	13.7	11.6
Other deferred income tax assets
Non-capital loss
Net deferred tax assets	(0.8)	0.4
Other deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	(7.2)	(6.1)
Deferred income tax assets
Non-capital loss
Net deferred tax assets	49.4	45.1
Deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	$ 135.4	$ 91.5